INCOME TAXES (Summary of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES
Unrecognized tax benefits related to deferred tax assets and federal tax benefit of state income tax items	$ 16,700
Decrease in provision for income taxes due to reduction of gross unrecognized tax benefits	1,400
Accrued interest and penalties	400	$ 400
Unrecognized tax benefits
Beginning balance-gross unrecognized tax benefits (UTB's)	20,137	22,694
Additions based on tax positions related to the current year			$ 48
Reductions for tax positions related to prior years			(835)
Lapse of statute of limitations	(1,409)	(2,557)	(21,901)
Ending balance-gross unrecognized tax benefits ("UTB"s)	18,728	20,137	22,694
UTB's as a credit in deferred taxes	(14,604)	(14,604)	(14,604)
Federal benefit of state taxes	(2,063)	(2,063)	(2,063)
UTB's that would impact the effective tax rate	$ 2,061	$ 3,470	$ 6,027